SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Annual Depreciation Rates

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Changes in Product Liabilities

	Year ended December 31,
	2013	2012

Balance, beginning of the year	$661	$690
Warranties issued during the year	699	521
Settlements made during the year	(446)	(387)
Expirations	(184)	(174)
Foreign currency translation adjustment	36	11

Balance end of year	$766	$661

Schedule of Fair Value Assumptions

	Year ended December 31,
	2013	2012	2011

Risk free interest rate	0.56%-1.31%	-	2%
Dividend yield	0%	-	0%
Expected volatility	44.75%-49.48%	-	75%
Expected term (in years)	2.63-4.5	-	5
Forfeiture rate	2%	-	2%

Schedule of Allowance for Doubtful Accounts

	Year ended December 31,
	2013	2012

Balance at beginning of the year	$935	$1,444
First time consolidation of Pointer Brazil	263	-
Deductions during the year	(364)	(722)
Charged to expenses	412	209
Foreign currency translation adjustment	24	4

Balance at end of year	$1,270	$935